Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Long-term debt
Schedule of Long-term Debt Instruments
2022 2021
Senior unsecured bond 125,000 125,000
Secured long-term debt 405,120 306,843
Total long-term

debt
$ 530,120 $ 431,843
Less: Deferred financing costs

(7,609) (8,168)
Long-term debt, net of deferred financing costs $ 522,511 $ 423,675
Less: Current long-term debt, net of deferred financing

costs,
current (91,495) (41,148)
Long-term debt, excluding current maturities $ 431,016 $ 382,527

Schedule of Maturities of Long-term Debt	Period Principal Repayment Year 1 $ 93,830 Year 2 112,645 Year 3 26,615 Year 4 161,207 Year 5 119,605 Year 6 and thereafter 16,218 Total $ 530,120